Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	PALOMINO LABORATORIES INC.
Entity Central Index Key	0001938569
Entity Primary SIC Number	3510
Entity Tax Identification Number	82-4270040
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	313 Bryant Court
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(646)
Local Phone Number	861-7891
Contact Personnel Name	Mark Crone, Esq